SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE‑BASED COMPENSATION

Employee Equity Incentive Plan

The Company has granted Share‑Based Awards to employees of the Company pursuant to its Fourth Amended and Restated 2007 Equity Incentive Plan (the “2007 Plan”) and the 2016 Equity Incentive Plan (the “2016 Plan,” and together with the 2007 Plan, the “Plans”).

On February 7, 2007, the Company’s Board adopted the 2007 Plan, which superseded the previous 2001 Employee Share Option Plan, and subsequently amended the 2007 Plan on October 11, 2007, October 14, 2008, November 10, 2011, February 10, 2012, and July 24, 2013. The 2016 Plan was approved at the 2016 annual general meeting of shareholders on May 27, 2016 and replaced the 2007 Plan.  However, there remain unexercised grants under the 2007 Plan. A share option issued under the Plans entitles the holder to purchase an ordinary share at a specified exercise price. SARs issued under the Plans entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the Plans entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time‑based vesting criteria. The holders of RSUs have no rights to dividends or dividends equivalent. The 2016 Plan provides for the issuance of Share‑Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 15% of the issued share capital of the Company.

Under the Plans, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plans, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs, the closing price per Class A Share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of Options and Share Appreciation Rights, the average closing price per Class A Share (as adjusted to account for the ratio of Class A Shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plans generally vest over a four‑year period. Approximately 25% of the Share‑Based Awards vest after one year, with the remaining Share‑Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share‑Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share‑Based Award granted under the Plans may not exceed ten years. The 2016 Plan expires at midnight on May 27, 2026. After its expiration, no further grants can be made under the 2016 Plan but the vesting and effectiveness of Share‑Based Awards previously granted will remain unaffected.

The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made under the 2016 Plan in the year ended December 31, 2017 were as follows:

2017
Dividend yield	—
Expected annual volatility	40%
Risk-free interest rate	2.23%
Expected life of the awards (years)	7.19
Weighted-average grant date fair value of awards (per share)	$11.86

No share options grants were made for the years ended December 31, 2015 and 2016. No SARs grants were made for the years ended December 31, 2015, 2016 and 2017.

The Company used the following assumptions in the BSM pricing model when valuing its Share‑Based Awards:

•	Expected volatility. For 2017 grants, the Company used historical volatility of the Company’s own shares.
•

Expected term.  The expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

•

Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. The Company did not declare any dividends with respect to 2015, 2016 or 2017. Currently, the Company does not have any plans to pay dividends in the near term. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the year ended December 31, 2017.

•	Fair value of ordinary shares. The Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.
•	Risk‑free interest rate. The Company used the risk-free interest rates based on the US Treasury yield curve in effect at the grant date.

The following table summarizes awards activity for the Company under the Plans:

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2016	2,155,931	$5.29	186,410	$30.21	9,196,747	—
Granted	1,680,000	40.00	—	—	5,134,522	—
Exercised	(1,106,003)	5.23	(27,200)	19.16	(2,623,006)	—
Forfeited	—	—	—	—	(486,217)	—
Cancelled	—	—	—	—	(2,939)	—
Outstanding as of December 31, 2017	2,729,928	$26.68	159,210	$32.10	11,219,107	—

The following table summarizes information about outstanding and exercisable awards under the Plans as of December 31, 2017:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$3.40	Option	58,800	0.09	1.7	58,800	0.09	1.7
$3.43	Option	111,800	1.54	3.3	111,800	1.54	3.3
$3.51	Option	360,725	1.86	10.5	360,725	1.86	10.5
$4.16	Option	167,938	2.43	4.8	167,938	2.43	4.8
$8.77	Option	350,665	2.86	8.4	350,665	2.86	8.4
$40.00	Option	1,680,000	9.88	—	—	—	—
Total Options		2,729,928	6.91	28.7	1,049,928	2.15	28.7
$16.95	SARs	2,500	3.97	—	2,500	3.97	—
$20.99	SARs	6,710	3.91	0.1	5,844	3.91	0.1
$32.85	SARs	150,000	5.56	—	150,000	5.56	—
Total SARs		159,210	5.47	0.1	158,344	5.48	0.1
Total RSUs	RSU	11,219,107	8.47	367.4	2,382,770	6.62	78.0
Total Options, SARs, RSUs		14,108,245	8.13	396.2	3,591,042	5.26	106.8

The following table summarizes information about non‑vested share awards under the Plans:

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant		Grant		Grant
		Date Fair		Date Fair		Date Fair
	Quantity	Value	Quantity	Value	Quantity	Value
Non-vested as of December 31, 2016	937	$2.58	866	$12.45	6,919,190	$19.41
Granted	1,680,000	11.86	—	—	5,134,522	29.10
Vested	(937)	2.58	—	—	(2,728,219)	20.71
Forfeited	—	—	—	—	(486,217)	20.49
Cancelled	—	—	—	—	(2,939)	19.01
Non-vested as of December 31, 2017	1,680,000	$11.86	866	$12.45	8,836,337	$24.57

As of December 31, 2017, there was RUB 12,534  ($217.6) of unamortized share‑based compensation expense related to unvested share options and RSUs which is expected to be recognized over a weighted average period of 3.38 years.

Business Unit Equity Awards

In 2016, the Company finalized the process of restructuring certain of the business units in its E-Commerce, Taxi and Classifieds operating segments (the “Participating Subsidiaries”) into separate legal structures.  In connection with this restructuring, and to align the incentives of the relevant employees with the operations of the Participating Subsidiaries, the Company granted 2.4 million equity incentive awards under the 2016 Plan to the senior employees of these business units in total in 2015-2017, which entitle the participants to receive options to acquire redeemable depositary receipts of shares in the respective operating subsidiaries (Note 14) upon the satisfaction of defined vesting criteria (the “Business Unit Equity Awards”), of which 2.0 million remain outstanding as of December 31, 2017. The exercise price of the Business Unit Equity Awards shall be determined from time to time by the Board and the standard vesting schedule for Business Unit Equity Awards under the 2016 Plan is consistent with Shared Based Awards granted in the Company’s shares. Business Unit Equity Awards and any awards granted to management of the Participating Subsidiaries outside of the 2016 Plan are not to exceed 20% of such Participating Subsidiary’s shares issued and outstanding from time to time.

The Company has recorded share-based compensation expense in respect of such awards in the amount of RUB 192, RUB 260 and RUB 267 ($4.6) for the years ended December 31, 2015, 2016 and 2017, respectively.

Share‑Based Compensation Expense

The Company recognized share‑based compensation expense of RUB 2,718, RUB 3,422 and RUB 4,193 ($72.8) for the years ended December 31, 2015, 2016 and 2017, respectively. The Company recognized RUB 41, RUB 36 and RUB 62  ($1.1) in related tax benefits for the years ended December 31, 2015, 2016 and 2017, respectively.